Debt instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Brazilian Real	R$ 262,560,537	R$ 227,117,943
U.S. Dollar	19,541,153	14,748,652
Mexican Peso	2,071,494	2,548,055
Total	R$ 284,173,184	R$ 244,414,650